Document and Entity Information	Nov. 14, 2022
Cover [Abstract]
Entity Registrant Name	Alight, Inc. / Delaware
Amendment Flag	false
Entity Central Index Key	0001809104
Document Type	8-K
Document Period End Date	Nov. 14, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39299
Entity Tax Identification Number	86-1849232
Entity Address, Address Line One	4 Overlook Point
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	(224)
Local Phone Number	737-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	ALIT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false